Reporting entity and group information (Tables)	12 Months Ended
Dec. 31, 2022
Reporting Entity and Group Information [Abstract]
Schedule of reporting date shareholders
Dec. 31, 2022			Shareholding
Group companies	City	Country	Direct or indirect
ADS-TEC Energy PLC	Dublin	Ireland	Parent company
ads-tec Energy GmbH	Nürtingen	Germany	100%
ads-tec Energy, Inc.	Sarasota	USA	100%

Schedule of reporting date shareholders
Shareholders	Ordinary shares	Percentage
Treasury shares	27,609	0.06%
ads-tec Holding GmbH	17,620,882	36.03%
Bosch Thermotechnik GmbH	8,062,451	16.49%
Robert Bosch GmbH	2,400,000	4.91%
Others	20,793,829	42.52%
Total	48,904,771	100%